                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment [ ]; Amendment Number: _________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WELLSPRING MANAGEMENT, LLC
Address: 1790 KIRBY PARKWAY
         SUITE 127
         MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  GEORGE GRIFFIN
Title: MANAGING MEMBER
Phone: (901) 753-6863

Signature, Place, and Date of Signing:


/s/ George Griffin                       Memphis, TN    February 11, 2009
-------------------------------------   -------------   -----------------
[Signature]                             [City, State]         [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         24
Form 13F Information Table Value Total:     65,769
                                        (THOUSANDS)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------------  --------  -----------  --------  --------------------  ----------  --------  -----------------------
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                 VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER   -----------------------
        NAME OF ISSUER            CLASS      CUSIP     (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
------------------------------  --------  -----------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
ADTRAN, INC                       COM     00738A 10 6    14,237    956,763                SOLE                 956,763
AMERICAN ORIENTAL BIOENGR INC.    COM     028731 10 7    18,416  2,712,289                SOLE               2,712,289
ARTHROCARE CORP.                  COM     043136 10 0       286     60,013                SOLE                  60.013
ATHENAHEALTH, INC                 COM     04685W 10 3     8,731    232,092                SOLE                 232,092
CADENCE FINL CORP.                COM     12738A 10 1        88     18,960                SOLE                  18,960
CB RICHARD ELLIS                COM CL A  12497T 10 1         9      2,043                SOLE                   2.043
CKX INC.                          COM     12562M 10 6        67     18,200                SOLE                  18,200
COLONIAL BANCORP. INC.            COM     195493 30 9       104     50,000                SOLE                  50,000
CSX CORPORATION                   COM     126408 GA 5       974     30,000                SOLE                  30,000
DISH NETWORK                      COM     25470M 10 9     1,331    120,000                SOLE                 120,000
ELECTRONIC ARTS                   COM     285512 90 9     1,604    100,000                SOLE                 100,000
ENSTAR GROUP LTD                  COM     G3075P 10 1        65      1,100                SOLE                   1,100
GREEN MTN COFFEE ROASTERS         COM     393122 10 6     4,151    107,260                SOLE                 107,260
HEELYS, INC.                      COM     42279M 10 7       677    298,411                SOLE                 298,411
INFINITY PPTY & CAS CORP          COM     45665Q 10 3     2,080     44,517                SOLE                  44,517
INTUITIVE SURGICAL INC.           COM     46120E 60 2       635      5,000                SOLE                   5,000
KNIGHT TRANSPORTATION INC         COM     499064 10 3     2,740    170,000                SOLE                 170,000
RADVISION LTD                     COM     M81869 10 5       539    100,000                SOLE                 100,000
SPARTAN STORES INC                COM     846822 10 4     1,127     48,461                SOLE                  48,461
SPDR  KBW REGIONAL BANKING        ETF     78464A 69 8     4,666    160,000                SOLE                 160,000
UNION PACIFIC CORP.               COM     907818 10 8       717     15,000                SOLE                  15,000
UTSTARCOM INC.                    COM     918076 10 0        93     50,000                SOLE                  50,000
VIACOM INC.                     COM CL B  92553P 20 1       953     50,000                SOLE                  50,000
VISTAPRINT LTD                    COM     G93762 20 4     1,479     79,500                SOLE                  79,500